Unaudited Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 138,302	$ 106,678
Trade accounts receivable, net	2,139	2,497
Prepayments and other assets	2,611	3,943
Inventories	4,378	4,761
Total current assets	147,430	117,879
Fixed assets
Vessels, net (Note 4)	1,332,986	1,367,731
Total fixed assets	1,332,986	1,367,731
Other non-current assets
Above market acquired charters (Note 5)	82,499	90,243
Deferred charges, net	2,773	4,154
Restricted cash	18,000	18,000
Prepayments and other assets	1,579	598
Total non-current assets	1,437,837	1,480,726
Total assets	1,585,267	1,598,605
Current liabilities
Current portion of long-term debt, net (Note 6)	96,970	39,568
Trade accounts payable	11,095	8,686
Due to related parties (Note 3)	9,656	16,095
Accrued liabilities	7,941	7,861
Deferred revenue, current (Note 3)	21,795	19,986
Total current liabilities	147,457	92,196
Long-term liabilities
Long-term debt, net (Note 6)	497,011	562,619
Deferred revenue	11,018	16,033
Total long-term liabilities	508,029	578,652
Total liabilities	655,486	670,848
Commitments and contingencies (Note 11)
Partners' capital (Note 8)	929,781	927,757
Total liabilities and partners' capital	$ 1,585,267	$ 1,598,605